Pension plan obligations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost of service, net	R$ 3,704	R$ 5,799
Interest cost rates	515,623	463,992
Expected return on the plan's assets	(302,466)	(274,265)
Interest on the maximum limit of liabilities/(assets)	19,957
Amount received from State of Sao Paulo (undisputed)	(104,943)	(119,506)
Contributions amount	35,580
Total expenses	167,455	76,020
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net	3,704	5,799
Interest cost rates	282,334	274,718
Expected return on the plan's assets	(302,466)	(274,265)
Interest on the maximum limit of liabilities/(assets)	19,957
Amount received from State of Sao Paulo (undisputed)
Contributions amount	35,580
Total expenses	39,109	6,252
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net
Interest cost rates	233,289	189,274
Expected return on the plan's assets
Interest on the maximum limit of liabilities/(assets)
Amount received from State of Sao Paulo (undisputed)	(104,943)	(119,506)
Contributions amount
Total expenses	R$ 128,346	R$ 69,768